Acquisition costs and other expenditure - Key management remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Key management remuneration
Salaries and short-term benefits	£ 16.2	£ 17.9	£ 20.7
Post-employment benefits	1.3	1.3	1.3
Share-based payments	14.5	14.1	18.7
Total key management remuneration	32.0	33.3	40.7
Share-based payments in accordance with IFRS 2	9.7	8.3	12.9
Deferred share awards	4.8	5.8	5.8
Total directors' remuneration	31.8	40.2	37.9
LTIP releases	£ 9.5	£ 15.2	£ 10.1